Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 01, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	COMMERCIAL NATIONAL FINANCIAL CORP /PA
Entity Central Index Key	0000866054
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,860,953
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2012

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 6,281	$ 6,275
Interest bearing deposits with banks	47,487	185
Total cash and cash equivalents	53,768	6,460
Investment securities available for sale	126,020	189,898
Restricted investments in bank stock	3,189	3,534
Loans receivable	166,586	179,386
Allowance for loan losses	(1,640)	(1,673)
Net loans	164,946	177,713
Premises and equipment, net	3,046	3,085
Accrued interest receivable	1,522	2,545
Investment in life insurance	16,261	16,021
Other assets	3,002	1,790
Total assets	371,754	401,046
Deposits (all domestic):
Non-interest bearing	100,586	89,690
Interest bearing	211,993	214,126
Total deposits	312,579	303,816
Short-term borrowings	0	29,450
Long-term borrowings	0	10,000
Other liabilities	3,997	5,231
Total liabilities	316,576	348,497
Shareholders' equity:
Common stock, par value $2 per share; 10,000,000 shares authorized; 3,600,000 issued; 2,860,953 shares outstanding in 2012 and 2011	7,200	7,200
Retained earnings	54,703	51,175
Accumulated other comprehensive income	5,819	6,718
Treasury stock, at cost, 739,047 shares in 2012 and 2011	(12,544)	(12,544)
Total shareholders' equity	55,178	52,549
Total liabilities and shareholders' equity	$ 371,754	$ 401,046

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (unaudited) (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Shareholders' equity:
Common stock, par value (in dollars per share)	$ 2	$ 2
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,600,000	2,860,953
Common stock, shares outstanding (in shares)	3,600,000	2,860,953
Treasury stock (in shares)	739,047	739,047

CONSOLIDATED STATEMENTS OF INCOME (unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
INTEREST INCOME:
Interest and fees on loans	$ 2,282	$ 2,666	$ 4,711	$ 5,383
Interest and dividends on investments:
Taxable	577	887	1,735	1,810
Exempt from federal income tax	883	910	1,846	1,638
Other	30	1	40	1
Total interest income	3,772	4,464	8,332	8,832
INTEREST EXPENSE:
Interest on deposits	304	475	647	960
Interest on short-term borrowings	1	11	15	29
Interest on long-term borrowings	0	59	1	118
Total interest expense	305	545	663	1,107
NET INTEREST INCOME	3,467	3,919	7,669	7,725
PROVISION FOR LOAN LOSSES	0	0	0	0
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,467	3,919	7,669	7,725
OTHER INCOME:
Trust department income	234	254	474	506
Service charges on deposit accounts	283	270	545	526
Income from investment in life insurance	122	121	241	244
Net security gains	9	0	3,195	0
Other income	39	80	153	143
Total other operating income	687	725	4,608	1,419
OTHER EXPENSES:
Salaries and employee benefits	1,561	1,516	3,215	3,101
Net occupancy	210	200	428	414
Furniture and equipment expense	94	104	185	213
Pennsylvania shares tax	126	127	252	253
Legal and professional	82	129	163	222
FDIC insurance	48	83	96	170
Other expenses	698	738	1,412	1,413
Total other operating expenses	2,819	2,897	5,751	5,786
INCOME BEFORE INCOME TAXES	1,335	1,747	6,526	3,358
Income tax expense	115	260	1,510	511
NET INCOME	$ 1,220	$ 1,487	$ 5,016	$ 2,847
Average Shares Outstanding (in shares)	2,860,953	2,860,953	2,860,953	2,860,953
EARNINGS PER SHARE, BASIC (in dollars per share)	$ 0.43	$ 0.52	$ 1.75	$ 1
Dividend Paid Per Share (in dollars per share)	$ 0.26	$ 0.22	$ 0.52	$ 0.44

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (unaudited) [Abstract]
Net Income	$ 1,220	$ 1,487	$ 5,016	$ 2,847
Unrealized net gains on securities
Unrealized holding gains arising during period	149	129	1,209	414
Less: Reclassification adjustment for gains included in net income	(6)	0	(2,108)	0
Other comprehensive income (loss)	143	129	(899)	414
Total Comprehensive Income	$ 1,234	$ 1,616	$ 4,117	$ 3,261

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (unaudited) (USD $) In Thousands	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2010	$ 7,200	$ 47,207	$ (12,544)	$ 4,149	$ 46,012
Net income	0	2,847	0	0	2,847
Other comprehensive income (loss)	0	0	0	414	414
Cash dividends paid	0	(1,259)	0	0	(1,259)
Balance at Jun. 30, 2011	7,200	48,795	(12,544)	4,563	48,014
Balance at Dec. 31, 2011	7,200	51,175	(12,544)	6,718	52,549
Net income	0	5,016	0	0	5,016
Other comprehensive income (loss)	0	0	0	(899)	(899)
Cash dividends paid	0	(1,488)	0	0	(1,488)
Balance at Jun. 30, 2012	$ 7,200	$ 54,703	$ (12,544)	$ 5,819	$ 55,178

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (unaudited) (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends paid (in dollars per share)	$ 0.26	$ 0.22	$ 0.52	$ 0.44

CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 5,016	$ 2,847
Adjustments to reconcile net income to net cash provided by operating activities:
Net security gain	(3,195)	0
Depreciation and amortization	147	164
Amortization of intangibles	49	49
Net accretion of loans and securities	(8)	(33)
Gain on sale of OREO	(4)	0
Income from investment in life insurance	(241)	(244)
Decrease (increase) in other assets	(225)	1,190
Decrease in other liabilities	(756)	(1,921)
Net cash provided by operating activities	783	2,052
INVESTING ACTIVITIES
Purchase of securities	(5,387)	(36,022)
Sale of securities	60,405	0
Maturities and calls of securities	10,693	8,815
Redemption of restricted investments in bank stock	345	423
Net decrease in loans	12,659	1,023
Proceeds from sale of foreclosed real estate	93	1
Purchase of premises and equipment	(107)	(33)
Net cash provided by (used in) investing activities	78,701	(25,793)
FINANCING ACTIVITIES
Net increase in deposits	8,762	13,941
Increase (decrease) in short-term borrowings	(29,450)	12,425
Decrease in long-term borrowings	(10,000)	0
Dividends paid	(1,488)	(1,259)
Net cash (used in) provided by financing activities	(32,176)	25,107
Increase in cash and cash equivalents	47,308	1,366
Cash and cash equivalents at beginning of year	6,460	5,594
Cash and cash equivalents at end of quarter	53,768	6,960
Cash paid during the period for:
Interest	755	1,144
Income Taxes	3,050	625
Non-cash investing activities
Transfers from loans to other real estate	$ 100	$ 0

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
Note 1    Basis of Presentation

The accompanying consolidated financial statements include the accounts of Commercial National Financial Corporation (the Corporation) and its wholly owned subsidiaries, Commercial Bank & Trust of PA (the Bank) and Ridge Properties, Inc. All material intercompany transactions have been eliminated.

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information.  However, they do not include all information and footnote disclosures required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the annual consolidated financial statements of the Corporation for the year ended December 31, 2011, including the notes thereto. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments (consisting of only normal recurring adjustments) necessary for a fair presentation of financial position as of June 30, 2012 and the results of operations for the three and six month periods ended June 30, 2012 and 2011. The results of operations for the six-months ended June 30, 2012 are not necessarily indicative of the results to be expected for the entire year.

The consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete consolidated financial statements.

Reclassifications
Certain comparative amounts for the prior year have been reclassified to conform to current year classifications.  Such classifications had no effect on consolidated net income or changes in shareholders' equity.

Allowance for Loan Loss	6 Months Ended
Jun. 30, 2012
Allowance for Loan Loss [Abstract]
Allowance for Loan Loss
Note 2   Allowance for Loan Loss

The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans.  The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable is charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely.  Non-residential consumer loans are generally charged off no later than 90 days past due on a contractual basis, earlier in the event of Bankruptcy, or if there is an amount deemed uncollectible.  Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The following discusses key risk within each portfolio segment:

Commercial, industrial and other financing - these loans are made to operating companies or manufacturers for the purpose of production, operating capacity, accounts receivable, inventory or equipment financing. Cash flow from the operations of the company is the primary source of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the industry of the company. Collateral for these types of loans often do not have sufficient value in a distressed or liquidation scenario to satisfy the outstanding debt.

Commercial real estate - These loans are secured by commercial purpose real estate, including both owner occupied properties and investment properties for various purposes such as strip malls and apartment buildings. Individual projects as well as global cash flows are the primary sources of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the collateral type as well as the business prospects of the lessee, if the project is not owner occupied.

Residential mortgages - These are loans secured by 1-4 family residences, including purchase money mortgages. We currently originate fixed-rate, fully amortizing mortgage loans with maturities of 15 to 30 years.  The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The state of the local housing market can also have a significant impact on this portfolio, since low demand and/or declining home values can limit the ability of borrowers to sell a property and satisfy the debt.

Loans to individuals - Loans made to individuals may be secured by junior lien positions on a borrower's primary residence or other assets of the borrower, as well as unsecured loans. This segment includes home equity loans, auto loans, and secured or unsecured lines.  The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The value of the collateral, if there is any, is less likely to be a source of repayment due to less certain collateral values.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and industrial loans and commercial real estate loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Corporation's impaired loans are measured based on the estimated fair value of the loan's collateral.

For commercial loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

For commercial and industrial loans secured by non-real estate collateral, such as accounts receivable, inventory and equipment, estimated fair values are determined based on the borrower's financial statements, inventory reports, accounts receivable agings or equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual residential mortgage loans and loans to individuals for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Corporation grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary reduction in interest rate or an extension of a loan's stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for twelve consecutive months after modification.   Loans classified as troubled debt restructurings are designated as impaired.

The allowance for loan loss calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for commercial loans.  Such evaluations for commercial and consumer loans are also made when credit deficiencies arise, such as delinquent loan payments.  Credit quality risk ratings include categories of "pass," "special mention," "substandard" and "doubtful." Assets which do not currently expose the insured institution to sufficient risk, warrant classification as pass.  Assets that are not classified as pass and possess weaknesses are required to be designated "special mention."  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  An asset is considered "substandard" if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.   "Substandard" assets include those characterized by the "distinct possibility" that the insured institution will sustain "some loss" if the deficiencies are not corrected.   Assets classified as "doubtful" have all of the weaknesses inherent in those classified "substandard" with the added characteristic that the weaknesses present make "collection or liquidation in full," on the basis of currently existing facts, conditions, and values, "highly questionable and improbable."   In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Corporation's allowance for loan losses and may require the Corporation to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of June 30, 2012:

(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial, Industrial & Other	$34,894	$120	$127	$0	$35,141
Commercial real estate	49,634	9,948	3,919	0	63,501
Residential mortgages	47,585	401	141	0	48,127
Loans to Individuals	19,663	154	0	0	19,817

Total	$151,776	$10,623	$4,187	$0	$166,586

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of December 31, 2011:

(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial, Industrial & Other	$35,560	$126	$65	$0	$35,751
Commercial real estate	49,470	10,749	3,983	0	64,202
Residential mortgages	58,450	407	135	0	58,992
Loans to Individuals	20,283	158	0	0	20,441

Total	$163,763	$11,440	$4,183	$0	$179,386

Past due loans are reviewed on a monthly basis to identify loans for non-accrual status.  The Corporation generally places a loan on non-accrual status and discontinues interest accruals when principal or interest is due and has remained unpaid for 90 days. When a loan is placed on non-accrual status, all unpaid interest recognized in the current year is reversed and interest accrued in prior years is charged to the allowance for loan losses.  Non-accrual loans may not be restored to accrual status until all delinquent principal and interest have been paid and the ultimate collectability of the remaining principal and interest is reasonably assured.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the receivable as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the past due status as of June 30, 2012:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial, Industrial & Other	$0	$0	$0	$0	$35,141	$35,141
Commercial real estate	0	0	0	0	63,501	63,501
Residential mortgages	0	0	0	0	48,127	48,127
Loans to individuals	0	0	27	27	19,790	19,817

Total	$0	$0	$27	$27	$166,559	$166,586

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2011:
(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial, Industrial & Other	$60	$0	$0	$60	$35,691	$35,751
Commercial real estate	258	0	0	258	63,944	64,202
Residential mortgages	0	0	76	76	58,916	58,992
Loans to individuals	7	0	27	34	20,407	20,441

Total	$325	$0	$103	$428	$178,958	$179,386

The following table summarizes information in regards to impaired loans by loan portfolio class as of June 30, 2012.

 (Dollars in Thousands)
	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$28	$28	$0
Commercial real estate	258	258	0
Residential mortgages	24	24	0
Loans to Individuals	0	0	0
Subtotal	310	310	0

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0
Commercial real estate	0	0	0
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	0	0	0
Total	$310	$310	$0

The following table summarizes information in regards to impaired loans by loan portfolio class as of December 31, 2011.

(Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$29	$29	$0
Commercial real estate	278	278	0
Residential mortgages	29	29	0
Loans to Individuals	0	0	0
Subtotal	336	336	0

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0
Commercial real estate	0	0	0
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	0	0	0
Total	$336	$336	$0

The following tables summarize the average balance and interest income of loans individually evaluated for impairment by loan portfolio class as of June 30, 2012 and June 30, 2011.

	Three-months ended June 30, 2012		Six-months ended June 30, 2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$28	$0	$28	$1
Commercial real estate	262	4	268	8
Residential mortgages	25	0	26	1
Loans to Individuals	0	0	0	0
Subtotal	315	4	322	10

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0	0
Commercial real estate	0	0	0	0
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	0	0	0	0
Total	$315	$4	$322	$10

	Three-months ended June 30, 2011		Six-months ended June 30, 2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$81	$1	$83	$3
Commercial real estate	1,052	18	1,057	37
Residential mortgages	35	0	37	1
Loans to Individuals	0	0	0	0
Subtotal	1,168	19	1,177	41

With an allowance recorded:
Commercial
Commercial, Industrial & Other	174	2	180	5
Commercial real estate	472	8	474	14
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	646	10	654	19
Total	$1,814	$29	$1,831	$60

The following tables provide detail related to the allowance for loan losses:

Three-months ended June 30, 2012 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$180	$1,329	$85	$30	$55	$1,679
Charge-offs	(19)	0	(14)	(6)	0	(39)
Recoveries	0	0	0	0	0	0
Provision	1	(14)	6	2	5	0
Ending Balance	$162	$1,315	$77	$26	$60	$1,640
Six-months ended June 30, 2012 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$155	$1,360	$94	$25	$39	$1,673
Charge-offs	(19)	0	(14)	(6)	0	(39)
Recoveries	0	0	0	6	0	6
Provision	26	(45)	(3)	1	21	0
Ending Balance	$162	$1,315	$77	$26	$60	$1,640

Three-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$186	$1,161	$105	$29	$205	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	13	(22)	0	9	0	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

Six-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$107	$1,378	$110	$31	$60	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	92	(239)	(5)	7	145	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of June 30, 2012:
(Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total
Allowance for credit losses:
Ending balance: individually evaluated for impairment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$162	$1,315	$77	$26	$60	$1,640
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,141	$63,501	$48,127	$19.817	$0	$166,586
Ending balance: individually evaluated for impairment	$28	$258	$24	$0	$0	$310
Ending balance: collectively evaluated for impairment	$35,113	$63,243	$48,103	$19,817	$0	$166,276
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of December 31, 2011:
(Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total
Allowance for credit losses:
Ending balance: individually evaluated fo imapirment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$155	$1,360	$94	$25	$39	$1,673
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,751	$64,202	$58,992	$20,441	$0	$179,386
Ending balance: individually evaluated for impairment	$29	$278	$29	$0	$0	$336
Ending balance: collectively evaluated for impairment	$35,722	$63,924	$58,963	$20,441	$0	$179,050
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

The Corporation has adopted ASU No. 2011-02, A Creditor's Determination of Whether A Restructuring Is a Troubled Debt Restructuring, which clarifies when a loan modification or restructuring is considered a troubled debt restructuring (TDR). The Corporation has determined that as of and for the periods ending June 30, 2012 and December 31, 2011, there were no loans considered as a troubled debt restructures.

Securities	6 Months Ended
Jun. 30, 2012
Securities [Abstract]
Securities
Note 3 - Securities

The amortized cost and fair values of securities available for sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In Thousands)
June 30, 2012:

Obligations of states and political subdivisions	$80,177	$4,845	$(60)	$84,962
Mortgage-backed securities - GSE	37,027	4,031	0	41,058

	$117,204	$8,876	$(60)	$126,020
December 31, 2011:

Obligations of states and political subdivisions	$135,525	$5,685	$(257)	$140,953
Mortgage-backed securities - GSE	44,194	4,751	0	48,945
	$179,719	$10,436	$(257)	$189,898

The amortized cost and fair value of securities at June 30, 2012 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due within one year	$0	$0
Due after one year through five years	1,229	1,348
Due after five years through ten years	579	587
Due after ten years	78,369	83,027
Mortgage Backed Securities	37,027	41,058

$117,204	$126,020

The following tables show the Corporation's gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

June 30, 2012
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$ 2,805	$ (60)	$ 0	$ 0	$ 2,805	$ (60)

December 31, 2011
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$12,783	$ (257)	$ 0	$ 0	$12,783	$ (257)

The Corporation reviews its position quarterly to determine if there is Other-Than-Temporary Impairment (OTTI) on any of its securities.   All of the Corporation's securities are debt securities and we assess whether OTTI is present when the fair value of a security is less than its amortized cost basis.  The Corporation monitors the credit ratings of all securities for downgrades as well as any other indication of OTTI condition.  As of June 30, 2012 there were three (3) municipal bonds in an unrealized loss position.  These unrealized losses are considered to be temporary impairments.  The decline in the value of these debt securities is due only to interest rate fluctuations and not any deterioration in credit quality.  As a result, the Corporation currently expects full payment of contractual cash flows, including principal from these securities.

Comprehensive Income	6 Months Ended
Jun. 30, 2012
Comprehensive Income [Abstract]
Comprehensive Income
Note 4   Comprehensive Income

The components of other comprehensive income (loss) and related tax effects for the three and six-month periods ended June 30, 2012 and 2011 are as follows: (dollars in thousands)

	For three-months		For six-months
	ended June 30		ended June 30
	2012	2011	2012	2011
Net unrealized gains on
securities available for sale	$225	$196	$1,832	$627
Less reclassification adjustment for gains
realized in income	(9)	0	(3,195)	0
Tax effect	(73)	(67)	464	(213)
Net of Tax Amount	$143	$129	$(899)	$414

Legal Proceedings	6 Months Ended
Jun. 30, 2012
Legal Proceedings [Abstract]
Legal Proceedings
Note 5   Legal Proceedings

Other than proceedings which occur in the normal course of business, there are no legal proceedings to which either the Corporation or its subsidiaries is a party, which, in the opinion of management, will have any material effect on the financial position or results of operations of the Corporation and its subsidiaries.

Guarantees	6 Months Ended
Jun. 30, 2012
Guarantees [Abstract]
Guarantees
Note 6   Guarantees

The Corporation does not issue any guarantees that would require liability recognition or disclosure, other than its standby letters of credit.  Standby letters of credit written are conditional commitments issued by the Bank to secure the performance of a customer to a third party. Of these letters of credit, $329,000 automatically renews within the next twelve months. The Bank, generally, holds collateral and/or personal guarantees supporting these commitments. The credit risk involved in issuing letters of credit is essentially the same as those that are involved in extending loan facilities to customers. The current amount of the liability as of June 30, 2012 for guarantees under standby letters of credit issued is not material.

Earnings per share	6 Months Ended
Jun. 30, 2012
Earnings per share [Abstract]
Earnings per share
Note 7   Earnings per Share

The Corporation has a simple capital structure. Basic earnings per share equals net income divided by the weighted average common shares outstanding during each period presented. The weighted average common shares outstanding for the three and six-months ended June 30, 2012 and 2011 was 2,860,953.

New Accounting Standards	6 Months Ended
Jun. 30, 2012
New Accounting Standards [Abstract]
New Accounting Standards	Note 8 New Accounting Standards There are no new accounting standards that will impact the Corporation during the period.

Restricted Investment in Bank Stock	6 Months Ended
Jun. 30, 2012
Restricted Investment in Bank Stock [Abstract]
Restricted Investment in Bank Stock
Note 9   Restricted Investment in Bank Stock

Federal law requires the Bank, a member institution of the Federal Home Loan Bank system, to hold stock of its district Federal Home Loan Bank (FHLB) according to a predetermined formula.  This restricted stock is carried at cost, and as of June 30, 2012, consists of the common stock of FHLB of Pittsburgh.

The Corporation evaluates impairment in FHLB stock when certain conditions warrant further consideration. After evaluating such factors as the capital adequacy of the FHLB, its overall operating performance and the FHLB's liquidity and funding position, the Corporation concluded that the par value was ultimately recoverable and no impairment charge was recognized at June 30, 2012.  Our evaluation of the factors described above in future periods could result in the recognition of impairment charges on FHLB stock.

Fair Value Measurements and Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments
Note 10   Fair Value Measurements and Fair Value of Financial Instruments

FASB ASC-820 establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC-820 are as follows:

Level 1:  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:  Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (ie., supported with little or no market activity).

For assets measured at fair value on a recurring basis, the fair value measurement by level within the fair value hierarchy are as follows:

	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
		(In Thousands)
June 30, 2012:
Obligations of states and political subdivisions	$0	$84,962	$0
Mortgage-backed securities	0	41,058	0

	$0	$126,020	$0

December 31, 2011:
Obligations of states and political subdivisions	$0	$140,953	$0
Mortgage-backed securities	0	48,945	0

	$0	$189,898	$0

We may be required to measure certain other financial assets at fair value on a nonrecurring basis.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The Level 3 disclosures shown below represent the carrying value of loans for which adjustments are primarily based on the appraised value of collateral or the present value of expected future cash flows, which often results in significant management assumptions and input with respect to the determination of fair value.  There were no realized or unrealized gains or losses relating to Level 3 financial assets and liabilities measured on a nonrecurring basis for the three months or six months ended June 30, 2012.

For assets measured at fair value on a nonrecurring basis, the fair value measurement by level within the fair value hierarchy used are as follows:

	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

June 30, 2012:		(In Thousands)

Impaired Loans	$0	$0	$0

Other Real Estate Owned	$0	$0	$100

December 31, 2011:

Impaired Loans	$0	$0	$0

Other Real Estate Owned	$0	$0	$8

There were no impaired loans at June 30, 2012 and December 31, 2011, which were measured using the fair value of the collateral less estimated costs to sell for collateral-dependent loans. Other real estate owned at June 30, 2012 and December 31, 2011, which is measured using the fair value of the collateral less estimated costs to sell, had a carrying amount of $100,000 and $8,000, respectively.

ASC 825-10-65, Transition Related to FSP FAS 107-1 and APB 28-1, "Interim Disclosures about Fair Value of Financial Instruments," require disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are as discussed above. The methodologies for other financial assets and financial liabilities are discussed below.

The carrying amounts and fair values of the Corporation's financial instruments as of June 30, 2012 are presented in the following table:

(Dollars in Thousands)

	Carrying Amount	Fair Value Estimate	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Financial Assets:
Cash and equivalents	$53,768	$53,768	$53,768	$0	$0
Securities available for sale	126,020	126,020	0	126,020	0
Restricted investment in bank stock	3,189	3,189	3,189	0	0
Net loans receivable	164,946	170,061	0	0	170,061
Accrued interest receivable	1,522	1,522	1,522	0	0
Financial liabilities:
Deposits	$312,579	$308,156	$226,335	$81,821	$0
Short-term borrowings	0	0	0	0	0
Long-term borrowings	0	0	0	0	0
Accrued interest payable	189	189	189	0	0

Off-balance sheet financial instruments	0	0	0	0	0

The carrying amounts and fair values of the Corporation's financial instruments as of December 31, 2011 are presented in the following table:

	December 31, 2011
	Carrying Amount	Fair Value
(In Thousands)
Financial assets:
Cash and equivalents	$6,460	$6,460
Securities available for sale	189,898	189,898
Restricted investments in bank stock	3,534	3,534
Net loans receivable	177,713	183,458
Accrued interest receivable	2,545	2,545
Financial liabilities:
Deposits	$303,816	$299,593
Short-term borrowings	29,450	29,450
Long-term borrowings	10,000	10,000
Accrued interest payable	281	281
Off-balance sheet financial instruments	0	0

The following methods and assumptions were used by the Corporation in estimating the fair value disclosures for financial instruments:

Cash and Short-Term Investments

The carrying amounts for cash and short-term investments approximate the estimated fair values of such assets.

Securities

The Corporation utilizes a third party in determining the fair values for securities held as available for sale.  For the Corporation's agency mortgage backed securities, the third party utilizes market data, pricing models that vary based on asset class and include available trade, bid and other market information. Methodology includes broker quotes, proprietary models, descriptive terms and conditions.  The third party uses their own proprietary valuation matrices in determining fair values for municipal bonds.  These matrices utilize comprehensive municipal bond interest rate tables daily to determine market price, movement and yield relationships.

Restricted Investment in Bank Stock

The carrying amounts of restricted investments in bank stock approximate the estimated fair value of such assets.

Loans Receivable

Fair values of variable rate loans subject to frequent repricing and which entail no significant credit risk are based on the carrying values.  The estimated fair values of other loans are estimated by discounting the future cash flows using interest rates currently offered for loans with similar terms to borrowers of similar credit quality.

Accrued Interest Receivable

The carrying amounts for accrued interest receivable approximate the estimated fair value of such assets.

Deposits

For deposits which are payable on demand at the reporting date, representing all deposits other than time deposits, management estimated that the carrying value of such deposits is a reasonable estimate of fair value.  Fair values of time deposits are estimated by discounting the future cash flows using interest rates currently being offered and a schedule of aggregate expected maturities.

Short-Term Borrowings

The carrying amounts for short-term borrowings approximate the estimated fair value of such liabilities.

Long-Term Borrowings

Fair values of long-term borrowings are estimated by discounting the future cash flows using interest rates currently available for borrowings with similar terms and maturity.

Accrued Interest Payable

The carrying amounts for accrued interest payables approximate the estimated fair value of such liabilities.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and for outstanding letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 11 Subsequent Events

Commercial National Financial Corporation has evaluated subsequent events through the date these consolidated financial statements were filed with the Securities and Exchange Commission.  We have incorporated into these consolidated financial statements the effect of all material known events determined by ASC Topic 855, "Subsequent Events," to be recognizable events.

The Corporation has applied for voluntary deregistration from the SEC as a publicly reporting company and will, therefore, not be required to file its quarterly earnings releases on Form 8-K and its quarterly reports on Form 10-Q for any quarter after this second quarter ended June 30, 2012.  However, the Corporation intends to voluntarily issue press releases of quarterly and annual earnings for future quarters on a schedule similar to its past earnings release schedule.

During July 2012, the account of a customer of the Bank became overdrawn as a result of the deposit of a counterfeit check in the account and subsequent withdrawals.  The overdrawn amount (net of setoffs) is approximately $182,000.  The Bank is currently undertaking efforts to recover the net overdrawn amount in full from all legally responsible parties.

Allowance for Loan Loss (Tables)	6 Months Ended
Jun. 30, 2012
Allowance for Loan Loss [Abstract]
Schedule of classes of loan portfolio
The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of June 30, 2012:

(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial, Industrial & Other	$34,894	$120	$127	$0	$35,141
Commercial real estate	49,634	9,948	3,919	0	63,501
Residential mortgages	47,585	401	141	0	48,127
Loans to Individuals	19,663	154	0	0	19,817

Total	$151,776	$10,623	$4,187	$0	$166,586

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of December 31, 2011:

(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial, Industrial & Other	$35,560	$126	$65	$0	$35,751
Commercial real estate	49,470	10,749	3,983	0	64,202
Residential mortgages	58,450	407	135	0	58,992
Loans to Individuals	20,283	158	0	0	20,441

Total	$163,763	$11,440	$4,183	$0	$179,386

Schedule of classes of loan portfolio past due
The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the receivable as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the past due status as of June 30, 2012:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial, Industrial & Other	$0	$0	$0	$0	$35,141	$35,141
Commercial real estate	0	0	0	0	63,501	63,501
Residential mortgages	0	0	0	0	48,127	48,127
Loans to individuals	0	0	27	27	19,790	19,817

Total	$0	$0	$27	$27	$166,559	$166,586

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2011:
(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial, Industrial & Other	$60	$0	$0	$60	$35,691	$35,751
Commercial real estate	258	0	0	258	63,944	64,202
Residential mortgages	0	0	76	76	58,916	58,992
Loans to individuals	7	0	27	34	20,407	20,441

Total	$325	$0	$103	$428	$178,958	$179,386

Schedule of impaired loans by loan portfolio class
The following table summarizes information in regards to impaired loans by loan portfolio class as of June 30, 2012.

 (Dollars in Thousands)
	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$28	$28	$0
Commercial real estate	258	258	0
Residential mortgages	24	24	0
Loans to Individuals	0	0	0
Subtotal	310	310	0

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0
Commercial real estate	0	0	0
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	0	0	0
Total	$310	$310	$0

The following table summarizes information in regards to impaired loans by loan portfolio class as of December 31, 2011.

(Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$29	$29	$0
Commercial real estate	278	278	0
Residential mortgages	29	29	0
Loans to Individuals	0	0	0
Subtotal	336	336	0

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0
Commercial real estate	0	0	0
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	0	0	0
Total	$336	$336	$0

The following tables summarize the average balance and interest income of loans individually evaluated for impairment by loan portfolio class as of June 30, 2012 and June 30, 2011.

	Three-months ended June 30, 2012		Six-months ended June 30, 2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$28	$0	$28	$1
Commercial real estate	262	4	268	8
Residential mortgages	25	0	26	1
Loans to Individuals	0	0	0	0
Subtotal	315	4	322	10

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0	0
Commercial real estate	0	0	0	0
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	0	0	0	0
Total	$315	$4	$322	$10

	Three-months ended June 30, 2011		Six-months ended June 30, 2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$81	$1	$83	$3
Commercial real estate	1,052	18	1,057	37
Residential mortgages	35	0	37	1
Loans to Individuals	0	0	0	0
Subtotal	1,168	19	1,177	41

With an allowance recorded:
Commercial
Commercial, Industrial & Other	174	2	180	5
Commercial real estate	472	8	474	14
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	646	10	654	19
Total	$1,814	$29	$1,831	$60

Schedule of allowance for loan losses on financing receivables
The following tables provide detail related to the allowance for loan losses:

Three-months ended June 30, 2012 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$180	$1,329	$85	$30	$55	$1,679
Charge-offs	(19)	0	(14)	(6)	0	(39)
Recoveries	0	0	0	0	0	0
Provision	1	(14)	6	2	5	0
Ending Balance	$162	$1,315	$77	$26	$60	$1,640
Six-months ended June 30, 2012 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$155	$1,360	$94	$25	$39	$1,673
Charge-offs	(19)	0	(14)	(6)	0	(39)
Recoveries	0	0	0	6	0	6
Provision	26	(45)	(3)	1	21	0
Ending Balance	$162	$1,315	$77	$26	$60	$1,640

Three-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$186	$1,161	$105	$29	$205	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	13	(22)	0	9	0	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

Six-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$107	$1,378	$110	$31	$60	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	92	(239)	(5)	7	145	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

Schedule of allowance for loan losses and recorded investment in financing receivables
The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of June 30, 2012:
(Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total
Allowance for credit losses:
Ending balance: individually evaluated for impairment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$162	$1,315	$77	$26	$60	$1,640
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,141	$63,501	$48,127	$19.817	$0	$166,586
Ending balance: individually evaluated for impairment	$28	$258	$24	$0	$0	$310
Ending balance: collectively evaluated for impairment	$35,113	$63,243	$48,103	$19,817	$0	$166,276
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of December 31, 2011:
(Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total
Allowance for credit losses:
Ending balance: individually evaluated fo imapirment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$155	$1,360	$94	$25	$39	$1,673
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,751	$64,202	$58,992	$20,441	$0	$179,386
Ending balance: individually evaluated for impairment	$29	$278	$29	$0	$0	$336
Ending balance: collectively evaluated for impairment	$35,722	$63,924	$58,963	$20,441	$0	$179,050
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Securities (Tables)	6 Months Ended
Jun. 30, 2012
Securities [Abstract]
Schedule of amortized cost and fair values of securities available for sale
The amortized cost and fair values of securities available for sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In Thousands)
June 30, 2012:

Obligations of states and political subdivisions	$80,177	$4,845	$(60)	$84,962
Mortgage-backed securities - GSE	37,027	4,031	0	41,058

	$117,204	$8,876	$(60)	$126,020
December 31, 2011:

Obligations of states and political subdivisions	$135,525	$5,685	$(257)	$140,953
Mortgage-backed securities - GSE	44,194	4,751	0	48,945
	$179,719	$10,436	$(257)	$189,898

Schedule of amortized cost and fair value of securities by contractual maturity
The amortized cost and fair value of securities at June 30, 2012 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due within one year	$0	$0
Due after one year through five years	1,229	1,348
Due after five years through ten years	579	587
Due after ten years	78,369	83,027
Mortgage Backed Securities	37,027	41,058

$117,204	$126,020

Schedule of corporation's gross unrealized losses and fair value, aggregated by investment category
The following tables show the Corporation's gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

June 30, 2012
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$ 2,805	$ (60)	$ 0	$ 0	$ 2,805	$ (60)

December 31, 2011
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$12,783	$ (257)	$ 0	$ 0	$12,783	$ (257)

Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2012
Comprehensive Income [Abstract]
Schedule of components of other comprehensive income and related tax effects
The components of other comprehensive income (loss) and related tax effects for the three and six-month periods ended June 30, 2012 and 2011 are as follows: (dollars in thousands)

	For three-months		For six-months
	ended June 30		ended June 30
	2012	2011	2012	2011
Net unrealized gains on
securities available for sale	$225	$196	$1,832	$627
Less reclassification adjustment for gains
realized in income	(9)	0	(3,195)	0
Tax effect	(73)	(67)	464	(213)
Net of Tax Amount	$143	$129	$(899)	$414

Fair Value Measurements and Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Schedule of assets measured at fair value on a recurring basis
For assets measured at fair value on a recurring basis, the fair value measurement by level within the fair value hierarchy are as follows:

	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
		(In Thousands)
June 30, 2012:
Obligations of states and political subdivisions	$0	$84,962	$0
Mortgage-backed securities	0	41,058	0

	$0	$126,020	$0

December 31, 2011:
Obligations of states and political subdivisions	$0	$140,953	$0
Mortgage-backed securities	0	48,945	0

	$0	$189,898	$0

Schedule of assets measured at fair value on a nonrecurring basis
For assets measured at fair value on a nonrecurring basis, the fair value measurement by level within the fair value hierarchy used are as follows:

	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

June 30, 2012:		(In Thousands)

Impaired Loans	$0	$0	$0

Other Real Estate Owned	$0	$0	$100

December 31, 2011:

Impaired Loans	$0	$0	$0

Other Real Estate Owned	$0	$0	$8

Schedule of carrying amounts and fair values of corporation's financial instruments
The carrying amounts and fair values of the Corporation's financial instruments as of June 30, 2012 are presented in the following table:

(Dollars in Thousands)

	Carrying Amount	Fair Value Estimate	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Financial Assets:
Cash and equivalents	$53,768	$53,768	$53,768	$0	$0
Securities available for sale	126,020	126,020	0	126,020	0
Restricted investment in bank stock	3,189	3,189	3,189	0	0
Net loans receivable	164,946	170,061	0	0	170,061
Accrued interest receivable	1,522	1,522	1,522	0	0
Financial liabilities:
Deposits	$312,579	$308,156	$226,335	$81,821	$0
Short-term borrowings	0	0	0	0	0
Long-term borrowings	0	0	0	0	0
Accrued interest payable	189	189	189	0	0

Off-balance sheet financial instruments	0	0	0	0	0

The carrying amounts and fair values of the Corporation's financial instruments as of December 31, 2011 are presented in the following table:

	December 31, 2011
	Carrying Amount	Fair Value
(In Thousands)
Financial assets:
Cash and equivalents	$6,460	$6,460
Securities available for sale	189,898	189,898
Restricted investments in bank stock	3,534	3,534
Net loans receivable	177,713	183,458
Accrued interest receivable	2,545	2,545
Financial liabilities:
Deposits	$303,816	$299,593
Short-term borrowings	29,450	29,450
Long-term borrowings	10,000	10,000
Accrued interest payable	281	281
Off-balance sheet financial instruments	0	0

Allowance for Loan Loss, Credit quality Indicator (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period within which non residential consumer loans charged off	90 days
Period of consecutive months after modification to restore nonaccrual trouble debt restructuring to accrual status	12 months
Summary of classes of loan portfolio [Abstract]
Total	$ 166,586	$ 179,386
Period for which principal or interest is due and unpaid to place a loan on nonaccrual status	90 days
Commercial, Industrial & Other [Member]
Summary of classes of loan portfolio [Abstract]
Total	35,141	35,751
Commercial real estate [Member]
Summary of classes of loan portfolio [Abstract]
Total	63,501	64,202
Residential mortgage [Member]
Summary of classes of loan portfolio [Abstract]
Total	48,127	58,992
Residential mortgage [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maturity period for loans receivables	30 years
Residential mortgage [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maturity period for loans receivables	15 years
Loans to Individuals [Member]
Summary of classes of loan portfolio [Abstract]
Total	19,817	20,441
Unallocated [Member]
Summary of classes of loan portfolio [Abstract]
Total	0	0
Pass [Member]
Summary of classes of loan portfolio [Abstract]
Total	151,776	163,763
Pass [Member] | Commercial, Industrial & Other [Member]
Summary of classes of loan portfolio [Abstract]
Total	34,894	35,560
Pass [Member] | Commercial real estate [Member]
Summary of classes of loan portfolio [Abstract]
Total	49,634	49,470
Pass [Member] | Residential mortgage [Member]
Summary of classes of loan portfolio [Abstract]
Total	47,585	58,450
Pass [Member] | Loans to Individuals [Member]
Summary of classes of loan portfolio [Abstract]
Total	19,663	20,283
Special Mention [Member]
Summary of classes of loan portfolio [Abstract]
Total	10,623	11,440
Special Mention [Member] | Commercial, Industrial & Other [Member]
Summary of classes of loan portfolio [Abstract]
Total	120	126
Special Mention [Member] | Commercial real estate [Member]
Summary of classes of loan portfolio [Abstract]
Total	9,948	10,749
Special Mention [Member] | Residential mortgage [Member]
Summary of classes of loan portfolio [Abstract]
Total	401	407
Special Mention [Member] | Loans to Individuals [Member]
Summary of classes of loan portfolio [Abstract]
Total	154	158
Substandard [Member]
Summary of classes of loan portfolio [Abstract]
Total	4,187	4,183
Substandard [Member] | Commercial, Industrial & Other [Member]
Summary of classes of loan portfolio [Abstract]
Total	127	65
Substandard [Member] | Commercial real estate [Member]
Summary of classes of loan portfolio [Abstract]
Total	3,919	3,983
Substandard [Member] | Residential mortgage [Member]
Summary of classes of loan portfolio [Abstract]
Total	141	135
Substandard [Member] | Loans to Individuals [Member]
Summary of classes of loan portfolio [Abstract]
Total	0	0
Doubtful [Member]
Summary of classes of loan portfolio [Abstract]
Total	0	0
Doubtful [Member] | Commercial, Industrial & Other [Member]
Summary of classes of loan portfolio [Abstract]
Total	0	0
Doubtful [Member] | Commercial real estate [Member]
Summary of classes of loan portfolio [Abstract]
Total	0	0
Doubtful [Member] | Residential mortgage [Member]
Summary of classes of loan portfolio [Abstract]
Total	0	0
Doubtful [Member] | Loans to Individuals [Member]
Summary of classes of loan portfolio [Abstract]
Total	$ 0	$ 0

Allowance for Loan Loss, Loans Past Due (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summary of loan portfolio past due [Abstract]
30-89 Days Past Due	$ 0	$ 325
>90 Days Past Due and Still Accruing	0	0
Non-Accrual	27	103
Total Past Due	27	428
Current	166,559	178,958
Total Loan	166,586	179,386
Commercial, Industrial & Other [Member]
Summary of loan portfolio past due [Abstract]
30-89 Days Past Due	0	60
>90 Days Past Due and Still Accruing	0	0
Non-Accrual	0	0
Total Past Due	0	60
Current	35,141	35,691
Total Loan	35,141	35,751
Commercial real estate [Member]
Summary of loan portfolio past due [Abstract]
30-89 Days Past Due	0	258
>90 Days Past Due and Still Accruing	0	0
Non-Accrual	0	0
Total Past Due	0	258
Current	63,501	63,944
Total Loan	63,501	64,202
Residential mortgage [Member]
Summary of loan portfolio past due [Abstract]
30-89 Days Past Due	0	0
>90 Days Past Due and Still Accruing	0	0
Non-Accrual	0	76
Total Past Due	0	76
Current	48,127	58,916
Total Loan	48,127	58,992
Loans to Individuals [Member]
Summary of loan portfolio past due [Abstract]
30-89 Days Past Due	0	7
>90 Days Past Due and Still Accruing	0	0
Non-Accrual	27	27
Total Past Due	27	34
Current	19,790	20,407
Total Loan	19,817	20,441
Unallocated [Member]
Summary of loan portfolio past due [Abstract]
Total Loan	$ 0	$ 0

Allowance for Loan Loss, Impaired Financing Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Recorded Investment [Abstract]
With no related allowance recorded	$ 310		$ 310		$ 336
With an allowance recorded	0		0		0
Total	310		310		336
Unpaid Principal Balance [Abstract]
With no related allowance recorded	310		310		336
With an allowance recorded	0		0		0
Total	310		310		336
Related Allowance [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Total	0		0		0
Average Recorded Investment [Abstract]
With no related allowance recorded	315	1,168	322	1,177
With an allowance recorded	0	646	0	654
Total	315	1,814	322	1,831
Interest Income Recognized [Abstract]
With no related allowance recorded	4	19	10	41
With an allowance recorded	0	10	0	19
Total	4	29	10	60
Commercial, Industrial & Other [Member]
Recorded Investment [Abstract]
With no related allowance recorded	28		28		29
With an allowance recorded	0		0		0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	28		28		29
With an allowance recorded	0		0		0
Related Allowance [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Average Recorded Investment [Abstract]
With no related allowance recorded	28	81	28	83
With an allowance recorded	0	174	0	180
Interest Income Recognized [Abstract]
With no related allowance recorded	0	1	1	3
With an allowance recorded	0	2	0	5
Commercial real estate [Member]
Recorded Investment [Abstract]
With no related allowance recorded	258		258		278
With an allowance recorded	0		0		0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	258		258		278
With an allowance recorded	0		0		0
Related Allowance [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Average Recorded Investment [Abstract]
With no related allowance recorded	262	1,052	268	1,057
With an allowance recorded	0	472	0	474
Interest Income Recognized [Abstract]
With no related allowance recorded	4	18	8	37
With an allowance recorded	0	8	0	14
Residential mortgage [Member]
Recorded Investment [Abstract]
With no related allowance recorded	24		24		29
With an allowance recorded	0		0		0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	24		24		29
With an allowance recorded	0		0		0
Related Allowance [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Average Recorded Investment [Abstract]
With no related allowance recorded	25	35	26	37
With an allowance recorded	0	0	0	0
Interest Income Recognized [Abstract]
With no related allowance recorded	0	0	1	1
With an allowance recorded	0	0	0	0
Loans to Individuals [Member]
Recorded Investment [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Related Allowance [Abstract]
With no related allowance recorded	0		0		0
With an allowance recorded	0		0		0
Average Recorded Investment [Abstract]
With no related allowance recorded	0	0	0	0
With an allowance recorded	0	0	0	0
Interest Income Recognized [Abstract]
With no related allowance recorded	0	0	0	0
With an allowance recorded	$ 0	$ 0	$ 0	$ 0

Allowance for Loan Loss, Credit Losses Activity (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of allowance for loan losses on financing receivables [Abstract]
Beginning Balance	$ 1,679,000	$ 1,686,000	$ 1,673,000	$ 1,686,000
Charge-offs	(39,000)	(3,000)	(39,000)	(3,000)
Recoveries	0	0	6,000	0
Provision	0	0	0	0
Ending Balance	1,640,000	1,683,000	1,640,000	1,683,000
Allowance for credit losses [Abstract]
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	1,640,000		1,640,000		1,673,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans Receivable [Abstract]
Ending Balance	166,586,000		166,586,000		179,386,000
Ending balance: individually evaluated for impairment	310,000		310,000		336,000
Ending balance: collectively evaluated for impairment	166,276,000		166,276,000		179,050,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans considered as troubled debt restructures	0		0		0
Commercial, Industrial & Other [Member]
Schedule of allowance for loan losses on financing receivables [Abstract]
Beginning Balance	180,000	186,000	155,000	107,000
Charge-offs	(19,000)	0	(19,000)	0
Recoveries	0	0	0	0
Provision	1,000	13,000	26,000	92,000
Ending Balance	162,000	199,000	162,000	199,000
Allowance for credit losses [Abstract]
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	162,000		162,000		155,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans Receivable [Abstract]
Ending Balance	35,141,000		35,141,000		35,751,000
Ending balance: individually evaluated for impairment	28,000		28,000		29,000
Ending balance: collectively evaluated for impairment	35,113,000		35,113,000		35,722,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Commercial real estate [Member]
Schedule of allowance for loan losses on financing receivables [Abstract]
Beginning Balance	1,329,000	1,161,000	1,360,000	1,378,000
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Provision	(14,000)	(22,000)	(45,000)	(239,000)
Ending Balance	1,315,000	1,139,000	1,315,000	1,139,000
Allowance for credit losses [Abstract]
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	1,315,000		1,315,000		1,360,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans Receivable [Abstract]
Ending Balance	63,501,000		63,501,000		64,202,000
Ending balance: individually evaluated for impairment	258,000		258,000		278,000
Ending balance: collectively evaluated for impairment	63,243,000		63,243,000		63,924,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Residential mortgage [Member]
Schedule of allowance for loan losses on financing receivables [Abstract]
Beginning Balance	85,000	105,000	94,000	110,000
Charge-offs	(14,000)	(3,000)	(14,000)	(3,000)
Recoveries	0	0	0	0
Provision	6,000	0	(3,000)	(5,000)
Ending Balance	77,000	102,000	77,000	102,000
Allowance for credit losses [Abstract]
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	77,000		77,000		94,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans Receivable [Abstract]
Ending Balance	48,127,000		48,127,000		58,992,000
Ending balance: individually evaluated for impairment	24,000		24,000		29,000
Ending balance: collectively evaluated for impairment	48,103,000		48,103,000		58,963,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans to Individuals [Member]
Schedule of allowance for loan losses on financing receivables [Abstract]
Beginning Balance	30,000	29,000	25,000	31,000
Charge-offs	(6,000)	0	(6,000)	0
Recoveries	0	0	6,000	0
Provision	2,000	9,000	1,000	7,000
Ending Balance	26,000	38,000	26,000	38,000
Allowance for credit losses [Abstract]
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	26,000		26,000		25,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans Receivable [Abstract]
Ending Balance	19,817,000		19,817,000		20,441,000
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	19,817,000		19,817,000		20,441,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Unallocated [Member]
Schedule of allowance for loan losses on financing receivables [Abstract]
Beginning Balance	55,000	205,000	39,000	60,000
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Provision	5,000	0	21,000	145,000
Ending Balance	60,000	205,000	60,000	205,000
Allowance for credit losses [Abstract]
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	60,000		60,000		39,000
Ending balance: loans acquired with deteriorated credit quality	0		0		0
Loans Receivable [Abstract]
Ending Balance	0		0		0
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	0		0		0
Ending balance: loans acquired with deteriorated credit quality	$ 0		$ 0		$ 0

Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summary of amortized cost and fair values of securities available for sale [Abstract]
Amortized Cost	$ 117,204	$ 179,719
Gross Unrealized Gains	8,876	10,436
Gross Unrealized Losses	(60)	(257)
Fair Value	126,020	189,898
Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	1,229
Due after five years through ten years	579
Due after ten years	78,369
Mortgage Backed Securities	37,027
Total	117,204	179,719
Fair Value [Abstract]
Due within one year	0
Due after one year through five years	1,348
Due after five years through ten years	587
Due after ten years	83,027
Mortgage Backed Securities	41,058
Total	126,020	189,898
Obligations of states and political subdivisions [Member]
Summary of amortized cost and fair values of securities available for sale [Abstract]
Amortized Cost	80,177	135,525
Gross Unrealized Gains	4,845	5,685
Gross Unrealized Losses	(60)	(257)
Fair Value	84,962	140,953
Amortized Cost [Abstract]
Total	80,177	135,525
Fair Value [Abstract]
Total	84,962	140,953
Fair Value [Abstract]
Fair value, Less than 12 Months	2,805	12,783
Fair value, 12 Months or More	0	0
Fair Value, Total	2,805	12,783
Unrealized Losses [Abstract]
Unrealized Losses, Less Than 12 Months	(60)	(257)
Unrealized Losses, 12 Months or More	0	0
Unrealized Losses, Total	(60)	(257)
Mortgage-backed securities - GSE
Summary of amortized cost and fair values of securities available for sale [Abstract]
Amortized Cost	37,027	44,194
Gross Unrealized Gains	4,031	4,751
Gross Unrealized Losses	0	0
Fair Value	41,058	48,945
Amortized Cost [Abstract]
Total	37,027	44,194
Fair Value [Abstract]
Total	$ 41,058	$ 48,945

Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary of components of other comprehensive income and related tax effects [Abstract]
Net unrealized gains on securities available for sale	$ 225	$ 196	$ 1,832	$ 627
Less reclassification adjustment for gains realized in income	(9)	0	(3,195)	0
Tax effect	(73)	(67)	464	(213)
Other comprehensive income (loss)	$ 143	$ 129	$ (899)	$ 414

Guarantees (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Guarantees [Abstract]
Letters of credit	$ 329,000
Period within which letters of credit automatically renews	12 months

Earnings per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per share [Abstract]
Weighted average common shares outstanding (in shares)	2,860,953	2,860,953	2,860,953	2,860,953

Restricted Investment in Bank Stock (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Restricted Investment in Bank Stock [Abstract]
Impairment charge	$ 0

Fair Value Measurements and Fair Value of Financial Instruments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Summary of assets measured at fair value on a nonrecurring basis [Abstract]
Fair value of impaired loan measured using fair value of collateral less estimated costs	$ 0	$ 0
Fair value of other real estate owned measured using fair value of collateral less estimated costs	100,000	8,000
(Level 1) Quoted Prices In active Markets For Identical Assets [Member]
Summary of assets measured at fair value on a recurring basis [Abstract]
Assets measured at fair value	0
(Level 1) Quoted Prices In active Markets For Identical Assets [Member] | Recurring Basis [Member]
Summary of assets measured at fair value on a recurring basis [Abstract]
Obligations of states and political subdivisions	0	0
Mortgage-backed securities	0	0
Assets measured at fair value	0	0
(Level 1) Quoted Prices In active Markets For Identical Assets [Member] | Nonrecurring Basis [Member]
Summary of assets measured at fair value on a nonrecurring basis [Abstract]
Impaired Loans	0	0
Other Real Estate Owned	0	0
(Level 2) Significant Other Observable Inputs [Member]
Summary of assets measured at fair value on a recurring basis [Abstract]
Assets measured at fair value	126,020,000
(Level 2) Significant Other Observable Inputs [Member] | Recurring Basis [Member]
Summary of assets measured at fair value on a recurring basis [Abstract]
Obligations of states and political subdivisions	84,962,000	140,953,000
Mortgage-backed securities	41,058,000	48,945,000
Assets measured at fair value	126,020,000	189,898,000
(Level 2) Significant Other Observable Inputs [Member] | Nonrecurring Basis [Member]
Summary of assets measured at fair value on a nonrecurring basis [Abstract]
Impaired Loans	0	0
Other Real Estate Owned	0	0
(Level 3) Significant Unobservable Inputs [Member]
Summary of assets measured at fair value on a recurring basis [Abstract]
Assets measured at fair value	0
(Level 3) Significant Unobservable Inputs [Member] | Recurring Basis [Member]
Summary of assets measured at fair value on a recurring basis [Abstract]
Obligations of states and political subdivisions	0	0
Mortgage-backed securities	0	0
Assets measured at fair value	0	0
(Level 3) Significant Unobservable Inputs [Member] | Nonrecurring Basis [Member]
Summary of assets measured at fair value on a nonrecurring basis [Abstract]
Impaired Loans	0	0
Other Real Estate Owned	$ 100,000	$ 8,000

Fair Value Measurements and Fair Value of Financial Instruments, Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and equivalents	$ 53,768	$ 6,460
Securities available for sale	126,020	189,898
Restricted investments in bank stock	3,189	3,534
Net loans receivable	164,946	177,713
Accrued interest receivable	1,522	2,545
Financial liabilities [Abstract]
Deposits	312,579	303,816
Short-term borrowings	0	29,450
Long-term borrowings	0	10,000
Accrued interest payable	189	281
Off-balance sheet financial instruments	0	0
Fair Value Estimate [Member]
Financial Assets [Abstract]
Cash and equivalents	53,768	6,460
Securities available for sale	126,020	189,898
Restricted investments in bank stock	3,189	3,534
Net loans receivable	170,061	183,458
Accrued interest receivable	1,522	2,545
Financial liabilities [Abstract]
Deposits	308,156	299,593
Short-term borrowings	0	29,450
Long-term borrowings	0	10,000
Accrued interest payable	189	281
Off-balance sheet financial instruments	0	0
(Level 1) Quoted Prices In active Markets For Identical Assets [Member]
Financial Assets [Abstract]
Cash and equivalents	53,768
Securities available for sale	0
Restricted investments in bank stock	3,189
Net loans receivable	0
Accrued interest receivable	1,522
Financial liabilities [Abstract]
Deposits	226,335
Short-term borrowings	0
Long-term borrowings	0
Accrued interest payable	189
Off-balance sheet financial instruments	0
(Level 2) Significant Other Observable Inputs [Member]
Financial Assets [Abstract]
Cash and equivalents	0
Securities available for sale	126,020
Restricted investments in bank stock	0
Net loans receivable	0
Accrued interest receivable	0
Financial liabilities [Abstract]
Deposits	81,821
Short-term borrowings	0
Long-term borrowings	0
Accrued interest payable	0
Off-balance sheet financial instruments	0
(Level 3) Significant Unobservable Inputs [Member]
Financial Assets [Abstract]
Cash and equivalents	0
Securities available for sale	0
Restricted investments in bank stock	0
Net loans receivable	170,061
Accrued interest receivable	0
Financial liabilities [Abstract]
Deposits	0
Short-term borrowings	0
Long-term borrowings	0
Accrued interest payable	0
Off-balance sheet financial instruments	$ 0

Subsequent Events (Details) (Subsequent Event [Member], USD $)	Jun. 30, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Bank overdrawn amount	$ 182,000